Non-current Assets and Disposal Groups Held for Sale and Liabilities Included in Disposal Groups for Sale - Schedule of Non-current Assets and Disposal Groups Held for Sale and Liabilities Included in Disposal Groups for Sale (Details) - CLP ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Assets received in lieu of payment or awarded in judicial auction (*)
Assets awarded in judicial auction	[1]	$ 22,571	$ 27,854
Assets received in lieu of payment	[1]	20,207	17,022
Provision for assets received in lieu of payment or awarded	[1]	(3,208)	(3,456)
Non-current assets for sale
Investments in other companies
Assets for recovery of assets transferred in financial leasing operations		1,013	603
Disposal groups held for sale
Total		$ 40,583	$ 42,023

[1]	Assets received in lieu of payment refer to assets accepted as payment for past-due or written-off debts owed by customers. The assets acquired as such do not exceed 20% of the Bank’s effective equity.